Investment Objectives and Goals - NEOS Long/Short Equity Income ETF	Dec. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Long/Short Equity Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS Long/Short Equity Income ETF (the “Fund”) seeks to generate high monthly income with the potential for equity appreciation.